Statements of Cash Flows (USD $)	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (6,424,539)	$ (7,164,311)	$ (44,363,260)
Depreciation and amortization	98,005	102,971	303,116
Stock-based compensation	1,662,170	1,491,072	14,278,901
Stock options and warrants modification expense	210,373		260,373
Impairment of assets		878,276	4,570,007
Gain on disposal of assets			(794)
Amortization of debt discounts	571,639	1,428,978	2,432,857
Interest expense incurred on issuance of convertible debt	200,404	182,733	596,878
Loss (gain) on extinguishment of debt	34,202	(13,202)	173,914
Gain on change in fair value of derivative liabilities	(304,994)	(131,397)	(259,018)
Changes in operating assets and liabilities:
Inventory	43,227	(321,791)	(278,564)
Prepaid expenses and other current assets	1,927	275,009	(2,932)
Accounts payable and accrued liabilities	2,987,163	1,546,960	5,700,094
Accounts payable and accrued liabilities - related parties	45,950	(13,987)	119,907
Unearned revenue	73,495		73,495
Payable for indemnification	28,278	64,347	1,833,674
Net cash used in operating activities	(772,700)	(1,674,342)	(14,561,352)
Cash flows from investing activities:
Purchase of property and equipment			(992,907)
Proceeds from sale of fixed assets			794
Payments for license and patents	(38,368)	(39,224)	(199,906)
Investment in Ives Health Company and The Health Club			(261,997)
Net cash used in investing activities	(38,368)	(39,224)	(1,454,016)
Cash flows from financing activities:
Capital contribution			802,154
Proceeds from issuance of common stock through cash exercise of stock options and warrants	127,000	258,275	3,539,412
Proceeds from issuance of notes for cash	762,602	1,450,501	3,738,603
Proceeds from loans from shareholders			15,707
Repayment of loans from shareholders			(8,005)
Repayment of notes	(77,656)		(234,981)
Proceeds for issuance of common stock for cash		12,500	8,163,410
Net cash provided by financing activities	811,946	1,708,776	16,016,300
Net change in cash	878	(4,790)	932
Cash at beginning of period	54	4,844
Cash at end of period	932	54	932
Supplemental disclosure of cash flow information:
Interest paid	11,480	0	11,480
Taxes paid	0	0	0
Non-cash investing and financing activities:
Common stock issued for conversion of debt	617,473	2,318,772	5,304,888
Shares issued for indemnification agreement		140,560	457,590
Debt discount on convertible notes	568,879	584,871	2,974,301
Common stock issued for investment			358,762
Preferred stock forfeited			500
Payable recorded for purchase of equipment			289,009
Cancellation of shares	267		267
Shares pledged for TCA agreement	9,375		9,375
Ives Merger [Member]
Non-cash investing and financing activities:
Common stock issued in connection with Merger			300
Clear Image Shareholders under Short Form Merger [Member]
Non-cash investing and financing activities:
Common stock issued for acquisition of Clear Image			$ 3,093,948